The Company - Liquidity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	Aug. 31, 2020
Preferred Units [Line Items]
Convertible preferred units		$ 819,694	$ 629,089	$ 819,694
Convertible preferred units outstanding		633,261	542,729
Proceeds from the sale of convertible preferred units	$ 40,500	$ 192,500	$ 18,500
Fluor Enterprises
Preferred Units [Line Items]
New equity financing		753,306
Convertible preferred units		$ 0	$ 10,000		$ 10,000
Convertible preferred units issued			5,208
Share price			$ 1.92		$ 1.92
Convertible preferred units outstanding		0	0
Proceeds from the sale of convertible preferred units		$ 192,500	$ 8,500